ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2013
Accrued Liabilities and Other Payables [Abstract]
Accrued Expenses and Other Current Liabilities Disclosure [Text Block]
17.	ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consist of the following:

	December 31,
	2013	2012

Wages and welfare payables	$166,799	$52,938
Accrued expenses	182,620	194,331
Other payables	1,603,408	1,612,385
	$1,952,827	$1,859,654

Other payables consist of amounts owed by the Company to various unrelated entities that are incurred in the normal course of business operations. These liabilities do not carry any interest rate and will be repayable on demand.